Document And Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Macquarie Infrastructure Fund, L.P.
Entity Central Index Key	0002079966
Entity Emerging Growth Company	true
Entity File Number	000-56772
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-2908652
Entity Address, Address Line One	660 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10103
City Area Code	(212)
Local Phone Number	231-1000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE